Financial Instruments - Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets (Detail) - Level 3 of Fair Value Hierarchy [Member] $ in Millions	9 Months Ended
Sep. 30, 2020 CAD ($)
Disclosure of fair value measurement of assets [Line Items]
Fair Value, Beginning of Year	$ 52
Change in Fair Value	1
Fair Value, End of Year	$ 53